ACQUISITION	12 Months Ended
Dec. 31, 2020
ACQUISITION
ACQUISITION

3.           ACQUISITION

On November 8, 2018, the Company entered into a Share Purchase Agreement (“SPA”) with Ezbuy and the original shareholders of Ezbuy to acquire 100% of the issued share capital (voting equity interest) of Ezbuy by issuing convertible promissory notes. Before the acquisition, 80% equity interest of three subsidiaries of Ezbuy was owned by the original shareholders and 20% by a third party.

The Company completed the acquisition on December 10, 2018 (the “acquisition date”). The purchase consideration was $29,131, which was deemed to be the fair value of the convertible promissory notes as of the acquisition date.

The transaction was accounted for under the acquisition method of accounting in accordance with ASC Topic 805, Business Combinations. The results of Ezbuy’s operations have been included in the Group’s consolidated financial statements since December 11, 2018. For the year ended December 31, 2018, revenues and net income from Ezbuy included in the Group’s consolidated financial statements were $6,785 and $365, respectively.

The following table presents the amounts recognized for assets acquired and liabilities assumed for Ezbuy as of the acquisition date. The non-controlling interests represents the fair value of the 20% equity interest of the three subsidiaries of Ezbuy, which is not held by Ezbuy:

As of December 10, 2018
Cash and cash equivalents	$3,683
Accounts receivable	35
Inventories	4,694
Prepaid expenses and other current assets	1,418
Property and equipment, net	2,982
Intangible assets, net	9,895
Long-term rental deposits	400
Accounts payable	(6,601)
Advance from customers	(9,734)
Accrued expenses and other current liabilities	(3,954)
Long-term payable	(1,170)
Fair value of non-controlling interest	4
Goodwill	27,479
Total purchase consideration	$29,131

The intangible assets consist of technology, branding and in-progress orders. The fair values of technology of $2,891,  branding of $6,813 and in-progress orders of $191 are amortized over 5 years,  10 years and 0.1 year, respectively on a straight line basis.

The Group engaged a third-party valuation firm to assist with the valuation of assets acquired, liabilities assumed and convertible promissory notes issued in this business combination. The goodwill resulting from the acquisition primarily attributed to the synergies and economic scale anticipated to be achieved from combining the operations of the Company and Ezbuy, and the assigned assembled workforce. None of the goodwill is expected to be deductible for income tax purpose.

For the purpose of impairment testing, goodwill is allocated to the product sales reporting unit that is expected to benefit from the combination. The Company performed the qualitative assessment as of December 31, 2020 having evaluated all relevant factors including, but not limited to, macroeconomic conditions, industry and market conditions, financial performance, and the share price of the Company. The Company weighed all factors in their entirety and concluded that it was not more-likely-than-not the fair value of the reporting unit was less than its carrying amount, thus further impairment testing on goodwill was unnecessary.

The following unaudited pro forma consolidated financial information for the year ended December 31, 2018 are presented as if the acquisition had been consummated on January 1, 2018 after giving effect to purchase accounting adjustments.

Unaudited pro forma consolidated statements of comprehensive loss for the year ended December 31, 2018:

Pro Forma - Unaudited
Year Ended December 31, 2018
Revenues	$337,695
Net loss	$70,884

The unaudited pro forma consolidated financial information was prepared in accordance with existing standards and is not necessarily indicative of the results of operations that would have occurred if the acquisition had been completed on the date indicated, nor is it indicative of the future operating results of the Group.

The unaudited pro forma results do not reflect events that either have occurred or may occur after the acquisition, including, but not limited to, the anticipated realization of ongoing savings from operating synergies in subsequent periods. They also do not give effect to certain charges that the Company incurred in connection with the acquisition, including, but not limited to, additional professional fees, employee integration, retention and severance costs, potential asset impairments, or product rationalization charges.